Business Combination (Details) - Predecessor [Member] $ in Thousands	2 Months Ended
Mar. 14, 2023 USD ($)
Acquired Finite-Lived Intangible Assets [Line Items]
Purchase Price	$ 69,928
Assets acquired:
Cash and cash equivalents	10,003
Accounts receivable	2,226
Notes and other receivables	209
Prepaid assets and other current assets	588
Operating lease right of use asset	557
Property and equipment, net	133
Other assets	42
Total assets acquired	34,627
Liabilities assumed:
Accounts payable	461
Accrued liabilities	911
Deferred revenues	2,534
Operating lease obligation, current	194
Operating lease obligation, noncurrent	384
Deferred tax liability	4,337
Total liabilities assumed	8,821
Goodwill	44,122
Developed Technology Rights [Member]
Assets acquired:
Intangible assets	$ 9,268
Acquired Finite-Lived Intangible Assets, Weighted Average Useful Life	10 years
Patents [Member]
Assets acquired:
Intangible assets	$ 2,703
Acquired Finite-Lived Intangible Assets, Weighted Average Useful Life	10 years
Customer Relationships [Member]
Assets acquired:
Intangible assets	$ 5,604
Acquired Finite-Lived Intangible Assets, Weighted Average Useful Life	5 years
Trademarks and Trade Names [Member]
Assets acquired:
Intangible assets	$ 3,294
Acquired Finite-Lived Intangible Assets, Weighted Average Useful Life	7 years